Equity	12 Months Ended
Dec. 31, 2021
Equity
Equity
25	Equity
a.	Share capital

	Quantity of shares
Date	Common	Preferred	Total
5/7/2021	228,521,790	37,718,654	266,240,444
12/31/2021	228,521,790	37,718,654	266,240,444

As of December 31, 2021, Inter Platform’s authorized share capital is US$50,000 divided into 5,000,000,000 shares of par value of US$0.00001 each, of which 228,521,790 have been issued as common shares with a par value of US$0.00001 each and 37,718,654 have been issued as preferred shares with a par value of US$0.00001 each. Inter Platform’s share capital paid was R$ 13 as of December 31, 2021.

The rights of the holders of Common Shares and Preferred Shares are identical, except with respect to voting.

Holders of Common Shares have the right to receive notice of, attend, speak and vote at general meetings of the Company, and each Common Share shall entitle the holder to 1 vote on all matters subject to a vote at general meetings of the Company.

Holders of Preferred Shares shall have no right to vote at general meetings of the Company.

Without prejudice to any special rights conferred thereby on the holders of any other shares or class of shares established holders of Common Shares and holders of Preferred Shares shall:

(a)be entitled to such dividends as the Board may from time to time declare;
(b)in the event of a winding-up or dissolution of the Company, whether voluntary or involuntary or for the purposes of a reorganization or otherwise or upon any distribution of capital, be entitled to the surplus assets of the Company, subject to the terms of any shareholders agreement to which all Members are a party; and
(c)generally be entitled to enjoy all of the rights attaching to Common Shares and Preferred Shares.

In no event shall Common Shares be convertible into Preferred Shares or Preferred Shares be convertible into Common Shares

b.	Other comprehensive income

The value corresponds to the Net change in fair value - financial assets at FVOCI, which includes the expected credit loss for those financial assets.

c.	Dividends

The Company has not declared or paid dividends in the year ended December 31, 2021.

From January 1, 2021 to May 6, 2021 Banco Inter paid dividends of R$3,122.

In the year ended December 31, 2020 Banco Inter paid dividends of R$ 39,949 (2019: R$51,252).

For the year-ended December 31, 2021 Inter Digital Corretora e Consultoria de Seguros Ltda. paid dividends of R$35,647 to NCI.

In the year-ended December 31, 2021 Banco Inter paid dividends of R$7,251 to NCI.

In the year-ended December 31, 2021 Inter Platform paid dividends of R$9,307 to NCI.

d.	Earnings per share

	Basic and diluted earning per share
	2021	2020	2019
Net Profit (Loss) attributable to shareholders	(36,438)	9,648	9,548
Average number of shares	2,540,716,879	2,233,956,090	1,919,855,417
Basic and diluted earnings per share (BRL)	(0.0143)	0.0043	0.0050

Earnings per share has been calculated to adjusting profit (loss) to reflect the economic interest of the shareholders’ of the Company for the three-years period ended on December 31, 2021:

●	and the quantity of shares issued by the Company as of December 31, 2021 has been adjusted retrospectively to reflect the participation of the shareholders of the Company in the equity of Banco Inter prior to May 07, 2021.
e.	Non-Controlling Interest

Prior to the Restructuring on May 7, 2021, the non-controlling interest corresponds to the investments of third parties in the direct and indirect subsidiaries of Banco Inter.

Following the Restructuring the non-controlling interest corresponds to third party investors in Banco Inter and third party investors in the direct and indirect subsidiaries of Banco Inter.

On June 24, 2021, Banco Inter undertook a subsequent primary offering of shares and issued 143,017,604 common shares and 142,252,104 preferred shares, including the shares underlying units, for a total value of R$5,488,170. The Company did not participate in this offering and, as a result, the total value of R$5,488,170 thousand was recognized in equity. The amount of R$3,921,283 was recognized in NCI based on their proportionate interest in the net assets of Banco Inter, the remaining amount of R$ 1,566,887 was recognized as reserves.

On December 31, 2021, Inter Platform indirectly holds 31.44% of Banco Inter’s overall equity interest and 53.3% of the voting rights.

Share-based payments expenses, shown in Note 33, will increase the percentage of non-controlling interest over Banco Inter when the options are exercised.

f.	Sale of NCI without a change in control

On May 08, 2019, Inter sold 40% of the shares it owned in its subsidiary Inter Digital Corretora de Seguros S.A (“Inter Seguros”) to Wiz Soluções e Corretagem de Seguros S.A. (“WIZ”), however, the sale did not result in the loss of control.

Fair value of consideration received	45,000
Related income tax	(18,000)
Increase in equity attributable to owners of the Company	27,000

In 2020 the Group created the fund BMA Inter Fundo de Investimentos em Direitos Creditorios Multissetorial. The Group purchased all of its quotas and consolidates the fund. During 2020 the Group sold 18.8% of its interest to the market resulting in an increase in the non-controlling interests of Inter.